SUBSEQUENT EVENTS (Details)		6 Months Ended
	Mar. 15, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jul. 26, 2022 $ / shares	Mar. 23, 2022 $ / shares	Mar. 14, 2022 USD ($) $ / shares	Aug. 12, 2021
Subsequent Event [Line Items]
Percentage of deferred underwriting fee previously payable to third parties						50
Proceeds from convertible promissory note | $		$ 750,000
OmniAb
Subsequent Event [Line Items]
Common stock par value				$ 0.0001
Subsequent Event | OmniAb
Subsequent Event [Line Items]
Common stock par value			$ 0.001
Subsequent Event | OmniAb Inc
Subsequent Event [Line Items]
Common stock par value			$ 0.0001
Subsequent Event | Sponsor | Working Capital Loans
Subsequent Event [Line Items]
Aggregate borrowings | $					$ 750,000
Price of warrant					$ 1.50
Proceeds from convertible promissory note | $	$ 500,000